Summary of Significant Accounting Policies (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023 segment	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies
Number of Reportable Segments | segment	1	1
Trade accounts receivable		$ 0	$ 0
Income tax penalties and interest accrued		$ 0
Legacy NKGen
Summary of Significant Accounting Policies
Exchange ratio		0.408
Maximum
Summary of Significant Accounting Policies
Other receivables		$ 100	$ 100
Stock options
Summary of Significant Accounting Policies
Antidilutive securities excluded from computation of earnings per share | shares		185,248	723,115
Capitalized software
Summary of Significant Accounting Policies
Intangible asset, useful life		3 years